Goodwill and Other Intangible Assets, Net - Summary of Detail of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 57,842	$ 58,029
Accumulated Amortization	(46,997)	(44,671)
Net Carrying Amount	$ 10,845	$ 13,358
Weighted-Average Remaining Life (Years)	9 months 18 days	9 months 18 days
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 11,974	$ 12,235	$ 11,407
Accumulated Amortization	(11,782)	(11,452)	(8,365)
Net Carrying Amount	$ 192	$ 783	$ 3,042
Weighted-Average Remaining Life (Years)	14 days	3 months 18 days	1 year 3 months 18 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 39,170	$ 39,921	$ 31,124
Accumulated Amortization	(34,899)	(32,896)	(24,238)
Net Carrying Amount	$ 4,271	$ 7,025	$ 6,886
Weighted-Average Remaining Life (Years)	10 months 24 days	10 months 24 days	1 year 3 months 18 days
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 316	$ 323	$ 314
Accumulated Amortization	(316)	(323)	(314)
Net Carrying Amount	0	0	0
Capitalized Software Costs - Work in progress ("WIP") [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,382	5,550	1,100
Accumulated Amortization	0	0	0
Net Carrying Amount	$ 6,382	$ 5,550	$ 1,100